INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Average effective tax rate	16.00%	35.10%
Applicable tax rate	26.60%	26.70%